Schedule of Prepaid and Other Current Assets (Details) - AUD ($)	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Trade and other receivables [abstract]
Other receivable	$ 244,804	$ 264,705	$ 29,216
Rent bond		5,830	5,830
Prepayments	150,226	217,351	64,575
GST receivable	5,504	7,300	142,860
Total	$ 400,534	$ 495,186	$ 242,481